Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 121,674,468	803,051,483	1,719,554,987	1,245,602,913
Adjustments for:
Share-based compensation costs	30,077,834	198,513,707	169,301,332	56,042,329
Depreciation of property and equipment	21,593,200	142,515,122	91,879,591	90,587,389
Amortization of intangible assets	57,351,643	378,520,842	207,452,126	148,135,327
Amortization and write-down of licensed video copyright	16,056,295	105,971,544
Impairment and write off of goodwill	2,272,727	15,000,000	3,984,343	15,952,603
Impairment of other long term assets	1,541,292	10,172,528
Gain from disposal of discontinued operations	(4,637,026)	(30,604,371)
Gain on bargain purchase	(1,120,840)	(7,397,545)
Write-down of Inventory	3,673,602	24,245,770
Amortization of land use right	544,938	3,596,594	4,070,495	2,273,890
Provision for losses on receivables and other assets	5,093,117	33,614,575	24,012,027	15,030,858
Loss from disposal of fixed assets	568,128	3,749,645	4,033,575	891,250
Compensation charge for post combination services	957,407	6,318,883
Disposal Gain of Marketable Securities			(42,523,915)
Foreign exchange loss (gain)	(119,470)	(788,503)	5,700,933	7,834,393
Deferred taxes	(3,627,366)	(23,940,614)	13,420,657	50,244,477
Equity in loss of affiliated companies	1,362,564	8,992,925	50,544,885	337,384
Interest expense	12,059,731	79,594,224	76,191,806	30,023,098
Other income	(718,502)	(4,742,116)		(7,996,151)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(8,736,902)	(57,663,552)	(41,483,441)	(10,835,868)
Inventories	(16,088,024)	(106,180,961)	(26,453,356)	(1,009,682)
Due from related parties	26,278	173,433	742,201
Deferred licensing fees and related costs	1,203,571	7,943,567	(1,860,852)	(3,595,591)
Prepayment and other current assets	(13,927,303)	(91,920,201)	17,449,164	(132,600,276)
Upfront licensing fee paid in intangible assets	(348,485)	(2,300,000)	(105,749,144)	(27,000,833)
Prepayments for upfront license fee in other long term assets	(3,446,391)	(22,746,183)	(19,754,361)	(47,021,644)
Royalty advances and other long term assets	(3,491,070)	(23,041,059)	(15,990,245)
Compensation paid for post-combination services	(6,021,212)	(39,740,000)
Other long-term deposits	615,468	4,062,089	(9,383,853)	(13,731,015)
Accounts payable	15,501,840	102,312,141	28,444,237	15,662,428
Licensing fees payable	867,477	5,725,345	31,740,390	40,980,808
Taxes payable	118,959	785,128	86,645,436	(10,012,822)
Deferred revenue	30,370,290	200,443,912	(60,157,944)	107,760,135
Due to related parties	(848,605)	(5,600,796)	(87,777)	(224)
Other payables and accruals	(7,498,925)	(49,492,908)	285,075,445	172,328,138
Net cash provided by operating activities	252,900,708	1,669,144,648	2,496,798,742	1,745,883,314
Cash flows from investing activities:
Increase (decrease) in restricted cash	106,375,016	702,075,103	(702,075,103)
Increase of short-term investments and time deposits with maturity over a year	(213,203,145)	(1,407,140,754)	(1,104,136,182)	(134,544,456)
Purchase of marketable securities				(25,341,941)
Proceeds from disposal of marketable securities			65,035,445
Increase in loan receivable	(1,196,970)	(7,900,000)	(12,960,000)	(16,350,000)
Purchase of property and equipment	(36,728,134)	(242,405,682)	(244,544,477)	(95,135,704)
Payment for purchase of land use right	(27,439,134)	(181,098,283)	(91,039,209)
Prepayment for investment in equity investees	(596,591)	(3,937,500)
Prepayment for purchase of subsidiaries and VIEs	(1,212,121)	(8,000,000)	(10,570,000)	(11,170,000)
Proceeds from disposal of fixed assets	649,459	4,286,428	934,406	896,851
Purchase of intangible assets	(26,334,026)	(173,804,571)	(27,437,309)	(24,686,467)
Net cash paid for purchase of subsidiaries and VIEs	(170,118,149)	(1,122,779,785)	(171,767,411)	(25,150,477)
Proceeds from disposal of a VIEs, net	4,526,602	29,875,573		(56,603)
Repurchase of own shares by a subsidiary				(17,865,782)
Investment In Securities	(5,171,288)	(34,130,500)	(7,000,000)
Investment in equity and cost method companies	(26,347,524)	(173,893,659)	(45,052,548)	(39,327,000)
Net cash provided by (used in) investing activities	(396,796,005)	(2,618,853,630)	(2,350,612,388)	(388,731,579)
Cash flows from financing activities:
Proceeds from Shanda Game Limited initial public offering, net of issuance costs			6,697,355,090
Proceeds from issuance of common stock under stock option plan	5,308,252	35,034,460	73,614,376	43,244,931
Proceeds from issuance of ordinary shares under stock option plan of subsidiaries	837,691	5,528,761	16,014,217
Proceeds from issuance of convertible debt, net of issuance costs				1,171,303,200
Proceeds from a loan borrowed			1,077,670,103
Proceeds from issuance of preferred shares of a subsidiary, net of issuance costs				139,963,792
Repayment of a loan	(108,647,743)	(717,075,103)	(376,795,000)
Payment for the conversion of convertible debt			(59,674,859)
Repurchase of common stock	(503,365,290)	(3,322,210,916)		(839,686,183)
Prepayment for repurchase of common stock	(38,776,533)	(255,925,121)		(373,067,467)
Cash paid for redemption of preferred shares issued by a subsidiary	(25,551,028)	(168,636,786)
Settlement of convertible debt	(51,357)	(338,953)
Net cash paid for purchase of additional shares in a subsidiary from minority shareholders	(3,480,071)	(22,968,467)	(23,622,624)	(13,041,267)
Cash injection in VIE subsidiaries by non-controlling shareholders	15,657,576	103,340,000	2,726,275	5,000
Net cash (used in) provided by financing activities	(658,068,503)	(4,343,252,125)	7,407,287,578	128,722,006
Effect of exchange rate changes on cash and cash equivalents	(17,604,860)	(116,192,063)	7,994,440	(73,330,885)
Net increase in cash and cash equivalents	(819,568,662)	(5,409,153,170)	7,561,468,372	1,412,542,856
Cash and cash equivalents, beginning of year	1,660,501,933	10,959,312,759	3,397,844,387	1,985,301,531
Cash and cash equivalents, end of year	840,933,271	5,550,159,589	10,959,312,759	3,397,844,387
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	32,841,786	216,755,785	305,011,840	347,562,764
Cash paid during the year for interest of loan	93,677	618,270	929,673
Cash paid during the year for the interest of convertible debt	3,442,822	22,722,625	23,574,448
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property and equipment and intangible assets	18,542,865	122,382,910	11,064,304	15,296,475
Acquisition related obligation at year end	10,245,998	67,623,584	48,800,000	5,550,000
Issuance of ordinary shares and options by a subsidiary related to acquisition of Mochi Media, Inc.	3,643,944	24,050,030
Issuance of ordinary shares by a subsidiary related to acquisition of Ku6 Holding Limited	28,538,240	188,352,382
Supplemental disclosure of non-cash financing activities:
Restricted cash related to the exercise of the employee stock option	823,058	5,432,180	54,470,589
Other Receivables Related To Exercise Of Stock Options At Year End	$ 5,176,151	34,162,598	7,348,746	8,695,108